Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt
Schedule of warrant liabilities that are carried at fair value, the initial fair values recorded as debt discount at the time of issuance and amortized as additional interest expense

Warrants to purchase convertible preferred stock at June 30, 2023, and December 31, 2022, are as follows:

Series	June 30, 2023	December 31, 2022
Series A-5 preferred stock, $0.44 exercise price	170,455	170,455
Series A-6 preferred stock, $0.50 exercise price	210,000	210,000
Series B preferred stock, $0.01 exercise price	1,035,000	1,485,000
Series B-3 preferred stock, $0.05 exercise price	116,852,720	114,285,712
Total warrants	118,268,175	116,151,167

The following table summarizes activity in warrants to purchase preferred stock in the six months ended June 30, 2023. There was no activity in the six months ended June 30, 2022.

	Balance at			Balance at
Series	December 31, 2022	Exercises	Issuances	June 30, 2023
Series A-5	170,455	—	—	170,455
Series A-6	210,000	—	—	210,000
Series B	1,485,000	(450,000)	—	1,035,000
Series B-3	114,285,712	(102,446,428)	105,013,436	116,852,720

Issue Date	Equity Class	Quantity	Exercise Price	Initial Fair Value
08‑26‑2015	Series A‑5 Preferred Stock	136,364	$0.44	$54
10‑27‑2016	Series A‑5 Preferred Stock	34,091	$0.44	$10
06‑30‑2017	Series A‑6 Preferred Stock	180,000	$0.50	$102
11‑20‑2018	Series A‑6 Preferred Stock	30,000	$0.50	$12